As filed with the Securities and Exchange Commission on March 8, 2019

File Nos.
033-41340
811-06336

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	64 [X]

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	66 [X]

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of March, 2019.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS* Edward D. Perks	President and Chief Executive Officer-Investment Management Dated: March 7, 2019

MATTHEW T. HINKLE* Matthew t. Hinkle	Chief Executive Officer-Finance and Administration Dated: March 7, 2019

GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: March 7, 2019

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 7, 2019

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: March 7, 2019

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: March 7, 2019

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 7, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 7, 2019

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 7, 2019

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: March 7, 2019

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 7, 2019

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: March 7, 2019

*By   /s/Steven J. Gray

Steven J. Gray, Attorney-in-Fact

(pursuant to Power of Attorney previously filed)

 EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase